As filed with the Securities and Exchange Commission on March 20, 2003



                                              Securities Act File No. 333-101972



                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             ---------------------

     Pre-Effective Amendment No.            X  Post-Effective Amendment No.  1
-----                           -----     -----                            -----

                        (Check appropriate box or boxes)

                             ---------------------



                         ENTERPRISE ACCUMULATION TRUST
               (Exact Name of Registrant as Specified in Charter)


                                 (404) 261-1116
                        (Area Code and Telephone Number)

          Suite 450, 3343 Peachtree Road, N.E., Atlanta, Georgia 30326
                    (Address of Principal Executive Offices)

                             CATHERINE R. MCCLELLAN
                                   SUITE 450
                           3343 PEACHTREE ROAD, N.E.
                             ATLANTA, GEORGIA 30326
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                              Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

                             ---------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                             ---------------------

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)

                             ---------------------


Title of Securities Being Registered: Shares of Common Stock, Par Value of $0.001 per share.

No filing fee is required because of reliance on Section 24(f) under The Investment Company Act of 1940, as amended.

This amendment consists of the following:

         (1)      Facing sheet of the Registration Statement; and
         (2) Part C of the Registration Statement (including signature page).


Parts A and B are incorporated by reference to Registrant's Registration Statement on Form N-14 (Reg. No. 333-101972), filed on December 18, 2002.



This amendment is being filed solely to file as Exhibits 12(a), 12(b), and 12(c) to this Registration Statement on Form N-14 the opinion of PricewaterhouseCoopers, LLP, regarding certain tax matters.

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification.

         Reference is made to the provisions of Article Five of Registrant's Declaration of Trust which is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-21534) filed on July 13, 1999.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.



Item 16.  Exhibits.

       1          (a)     Registrant's Charter [Declaration of Trust].
                          Incorporated herein by reference to Post-Effective
                          Amendment No. 19 to Registrant's Registration
                          Statement on Form N-1A (Reg. No. 33-21534) filed on
                          July 13, 1999.

                  (b) Amendment to Charter [Declaration of Trust]. Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-1A (Reg. No. 33-21534) dated April 20, 2001.

                  (c) Amendment to Charter [Declaration of Trust]. Establishment and Designation of Series of Shares of Beneficial Interest dated April 30, 2001. Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on April 22, 2002.

                  (d) Amendment to Charter [Declaration of Trust]. Establishment and Designation of Series of Shares of Beneficial Interest dated November 15, 2001. Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534) filed on April 22, 2002.

       2 By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534) filed on July 15, 1999.

       3          Not Applicable.

       4 Forms of Agreements and Plans of Reorganization are included in Part A to the Registration Statement on Form N-14.

       5          Not Applicable.

       6          (a)     Investment Adviser's Agreement between Registrant and
                          Enterprise Capital Management, Inc. ("Enterprise
                          Capital") Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's
                          Registration Statement on Form N-1A (Reg. No.
                          33-21534), filed on April 20, 2001.

                  (b) Growth Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and Montag & Caldwell, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on February 21, 2001.

                  (c) Growth and Income Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and Retirement System Investors Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534) filed on May 3, 1999.

                  (d) Government Securities Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and TCW Investment Management Company, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534) filed on April 27, 2000.

                  (e) Equity Income Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and 1740 Advisers, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534) filed on May 3, 1999.

                  (f) Capital Appreciation Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and Marsico Capital Management, LLC, as sub-adviser, Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on February 21, 2001.

                  (g) Small Company Growth Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and William D. Witter, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534) filed on May 3, 1999.

                  (h) Small Company Value Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and GAMCO Investors, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534) filed on May 3, 1999.

                  (i) International Growth Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and SSgA Funds Management, Inc., as sub-adviser. Incorporated herein by reference to Pre-Effective Amendment No. N-1 to Registrant's Registration Statement on Form N-14
                          (Reg. No. 33-21534), filed on January 23, 2003.

                  (j) Global Financial Services Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and Sanford C. Bernstein & Co., Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on May 3, 1999.

                  (k) High-Yield Bond Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and Caywood-Scholl Capital Management, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 2-28097) filed on May 3, 1999.

                  (l) Multi-cap Growth Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and Fred Alger Management, Inc., as Sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534) filed on May 28, 1999.

                  (m) Technology Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and Fred Alger Management, Inc., as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534) filed on May 28, 1999.

                  (n) Managed Portfolio Manager's Agreement among Enterprise Accumulation Trust, Enterprise Capital, and Wellington Management Company, LLP, as sub-adviser. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on February 21, 2001.

                  (o) Total Return Portfolio Manager's Agreement among Enterprise Accumulation Trust, Inc., Enterprise Capital and Pacific Investment Management Company, LLC, as sub-advisor. Incorporated herein by reference to Post-Effective No. 25 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on October 31, 2001.

         (7)      Not applicable.


         (8)      Not applicable.

       9 Custody Agreement. Incorporated herein by reference to Post-Effective Amendment 19 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534), filed on July 15, 1999.

       10         Not applicable.

       11 Opinion and Consent of Counsel, as to the legality of the Securities being registered. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 (Reg. No. 33-21534) filed on January 23, 2003.

       12 Opinion of PricewaterhouseCoopers, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus and proxy statement is filed herewith.

       13         Not Applicable.

       14 Consent of PricewaterhouseCoopers LLP. Incorporated herein by reference to Form N-14 (File No. 33-21534) filed on January 23, 2003.

       15         Not Applicable.

       16 Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Reg. No. 33-21534) filed on January 23, 2003.

       17(a) Form of voting instruction card. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 (Reg No. 33-21534) filed on January 23, 2003.


       17(b) Prospectus and statement of additional information of Registrant, dated May 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (Reg. No. 811-05543) filed on April 22, 2002.

       17(c) Semi-Annual Report of Registrant, dated June 30, 2002, is incorporated herein by reference to Form N-30D of Registrant (Reg. No. 811-05543) dated August 26, 2002.

       17(d) Annual Report of Registrant, dated December 31, 2001, is incorporated herein by reference to Form N-30D of Registrant (Reg. No. 811-05543), filed on February 26, 2002.


       17(e) Chairman's letter. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 (Reg. No. 33-21534) filed on January 23, 2003.

       17(f) Questions and Answers. Incorporated herein by reference to Registrant's Registration Statement on Form N-14 (Reg. No. 33-21534) filed on January 23, 2003.

Item 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under Paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Atlanta, and state of Georgia, on the 20th day of March, 2003. The Registrant certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                      ENTERPRISE ACCUMULATION TRUST

                                      By: /s/ Victor Ugolyn
                                         ---------------------------------------
                                         Victor Ugolyn
                                         Chairman, President and Chief Executive
                                         Officer

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

/s/ VICTOR UGOLYN
---------------------------------     Chairman, President and Chief            March 20, 2003
Victor Ugolyn                         Executive Officer

/s/ PHILLIP G. GOFF
---------------------------------     Principal Financial and Accounting       March 20, 2003
Phillip G. Goff                       Officer

                *
---------------------------------
Arthur T. Dietz                       Trustee                                  March 20, 2003

                *
---------------------------------
Samuel J. Foti                        Trustee                                  March 20, 2003

                *
---------------------------------
Arthur Howell                         Trustee                                  March 20, 2003

                *
---------------------------------
Lonnie H. Pope                        Trustee                                  March 20, 2003

                *
---------------------------------
William A. Mitchell, Jr.              Trustee                                  March 20, 2003

                *
---------------------------------
Michael I. Roth                       Trustee                                  March 20, 2003

By: /s/ CATHERINE R MCCLELLAN
   ------------------------------
   (Attorney-in-Fact)

                                [EXHIBIT INDEX]




    Exhibit                            Description
    Number                             -----------
    ------

12(a) Opinion of PricewaterhouseCoopers, LLP, concerning the reorganization of the Mid-Cap Growth into the Managed
                    Portfolio.

12(b) Opinion of PricewaterhouseCoopers LLP, concerning the reorganization of the Balanced Portfolio into the Growth
                    Portfolio.

12(c) Opinion of PricewaterhouseCoopers LLP, concerning the reorganization of the Emerging Countries Portfolio, and the reorganization of the Worldwide Growth Portfolio into the International Growth Portfolio.